UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D. C.  20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:	June 30, 2006
Check here if Amendment  [ ];  Amendment Number:
This Amendment (check only one): 	[ ] is a restatement.
	[ ] adds new holdings entries

Institutional Investment Manager Filing this Report:

Name: Foyston, Gordon & Payne Inc.
Address: 1 Adelaide Street East, Suite 2600, Toronto, Ontario, Canada, M5C 2V9

13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represents that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person signing this report on behalf of reporting  manager:

Name:	Drew Curry
Title: Compliance Officer
Phone: 416-848-1942 ext 286
Signature, Place and Date of Signing:

Drew Curry,	Toronto, Ontario, July11, 2006

Report Type (Check only one):
[x]	13F Holdings Report
[ ]	13F Notice
[ ]	13F Combination Report

List of other managers reporting for this manager:

I am signing this report as required by the Securities Exchange Act of 1934.

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other included Managers	0
Form 13F Information Table Entry Total:		43
Form 13F Information Table Value Total:		$793,051



List of Other Included Managers:

No.	13F File Number	Name


                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE  SHRS/       SH/  PUT/   INVSTMT       OTHER            VOTE AUTH
NAME OF ISSUER    CLASS    CUSIP  (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
3M Co	Com	88579Y101	31879	394694	SH		Sole		394694
Alfa Corporation	Com	15385107	3921	236781	SH		Sole		236781
Alltel Corp	Com	20039103	20554	322013	SH		Sole		322013
American Power Conversion	Com	29066107	12640	648553	SH		Sole		648553
Bank of America Corp	Com	60505104	40496	841907	SH		Sole		841907
Belden CDT Inc	Com	77454106	17523	530184	SH		Sole		530184
Bristol-Myers Squibb Co	Com	110122108	31170	1205330	SH		Sole		1205330
Career Education Corp	Com	141665109	30964	1035920	SH		Sole		1035920
Check Point Software Technologies Ltd.	Com	2181334 US	15239	865870	SH		Sole		865870
Chevron Corp	Com	166764100	20255	326383	SH		Sole		326383
Convergys Corp	Com	212485106	12968	665011	SH		Sole		665011
Cooper Tire & Rubber	Com	216831107	21151	1898657	SH		Sole		1898657
Diebold Inc	Com	253651103	16207	398993	SH		Sole		398993
Dollar General Corp	Com	256669102	27529	1969145	SH		Sole		1969145
Dollar Tree Stores	Com	256747106	33109	1249414	SH		Sole		1249414
Ferro Corp	Com	315405100	5749	360185	SH		Sole		360185
Fifth Third Bancorp	Com	316773100	19907	538744	SH		Sole		538744
Fiserv Inc	Com	337738108	21269	468902	SH		Sole		468902
Glatfelter (P.H.) Co.	Com	377316104	11485	723713	SH		Sole		723713
H&R Block Inc	Com	93671105	24678	1034284	SH		Sole		1034284
Health Mgmt Associates Inc -A	Com	421933102	27316	1385878	SH		Sole		1385878
Hubbell Inc. B	Com	443510201	5824	122219	SH		Sole		122219
Insituform Technologies - CL A	Com	457667103	5378	234950	SH		Sole		234950
Int'l Flavors & Fragrances	Com	459506101	23594	669514	SH		Sole		669514
Intel Corp	Com	458140100	19973	1051191	SH		Sole		1051191
Keycorp	Com	493267108	5113	143295	SH		Sole		143295
Kimberly-Clark Corp	Com	494368103	30998	502399	SH		Sole		502399
LA-Z-BOY Inc.	Com	505336107	9163	654530	SH		Sole		654530
Manpower Inc	Com	56418H100	11525	178400	SH		Sole		178400
Merck & Company Inc.	Com	589331107	33648	923633	SH		Sole		923633
NBTY Inc	Com	628782104	19914	832875	SH		Sole		832875
NCO Group Inc	Com	628858102	8185	309562	SH		Sole		309562
National City Corp	Com	635405103	17873	493878	SH		Sole		493878
Peoples Energy Corp.	Com	711030106	11972	333398	SH		Sole		333398
Pfizer Inc	Com	717081103	40117	1709290	SH		Sole		1709290
Plantronics Inc	Com	727493108	16124	725975	SH		Sole		725975
Quaker Chemical Corp	Com	747316107	9166	490143	SH		Sole		490143
RadioShack Corp	Com	750438103	22561	1611491	SH		Sole		1611491
Superior Industries Intl	Com	868168105	4487	245300	SH		Sole		245300
Tecumseh Products CL A	Com	878895200	10629	553579	SH		Sole		553579
Timberland Co. Cl A	Com	887100105	7466	286040	SH		Sole		286040
UnumProvident Corp	Com	91529Y106	19684	1085734	SH		Sole		1085734
Werner Enterprises Inc	Com	950755108	13650	673390	SH		Sole		673390
